World Omni Auto Receivables Trust 2008-B Monthly Servicer Certificate August 31, 2008	Exhibit 99.1

Dates Covered
Collections Period	07/25/08 - 08/31/08
Interest Accrual Period	07/30/08 - 09/14/08
30/360 Days	45
Actual/360 Days	47
Distribution Date	09/15/08

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/24/08	826,446,291.09	48,396
Yield Supplement Overcollateralization Amount at 07/24/08	18,502,585.80	0

Receivables Balance at 07/24/08	844,948,876.89	48,396
Principal Payments	26,742,373.26	682
Defaulted Receivables	0.00	0
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/08	17,583,557.52	0

Pool Balance at 08/31/08	800,622,946.11	47,714

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	844,948,876.89	48,396
Delinquent Receivables:
Past Due 31-60 days	7,837,900.14	466
Past Due 61-90 days	879,368.67	49
Past Due 91 + days	0.00	0

Total	8,717,268.81	515

Total 31+ Delinquent as % Ending Pool Balance	1.09%

Recoveries	(2,992.50)

Aggregate Net Losses—August 2008	2,992.50

Overcollateralization Target Amount	26,020,245.75

Actual Overcollateralization	20,221,137.15

Weighted Average APR, Yield Adjusted	8.50%

Weighted Average Remaining Term	60.16

Flow of Funds	$ Amount
Collections	32,322,288.86
Advances	94,783.35
Investment Earnings on Cash Accounts	47,614.32
Servicing Fee	(891,890.48)
Interest Rate Swap Receipt	—

Available Funds	31,572,796.05

Distributions of Available Funds
(1) Monthly Swap Payment Amount	93,881.34
(2) Class A Interest	4,029,723.67
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Second Priority Principal Distributable Amount	7,228,053.89
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable Amount	20,221,137.15
(8) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	31,572,796.05

Servicing Fee	891,890.48
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	750,000,000.00
Original Class B	57,851,000.00

Total Class A & B
Original Note Balance	807,851,000.00
Principal Paid	27,449,191.04
Note Balance @ 09/15/08	780,401,808.96

Class A-1
Original Note Balance	186,000,000.00
Principal Paid	27,449,191.04
Note Balance @ 09/15/08	158,550,808.96
Note Factor @ 09/15/08	85.2423704%

Class A-2
Original Note Balance	240,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/08	240,000,000.00
Note Factor @ 09/15/08	100.0000000%

Class A-3a
Original Note Balance	134,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/08	134,000,000.00
Note Factor @ 09/15/08	100.0000000%

Class A-3b
Original Note Balance	65,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/08	65,000,000.00
Note Factor @ 09/15/08	100.0000000%

Class A-4
Original Note Balance	125,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/08	125,000,000.00
Note Factor @ 09/15/08	100.0000000%

Class B
Original Note Balance	57,851,000.00
Principal Paid	0.00
Note Balance @ 09/15/08	57,851,000.00
Note Factor @ 09/15/08	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,029,723.67
Total Principal Paid	27,449,191.04

Total Paid	31,478,914.71

Class A-1
Coupon	2.99840%
Interest Paid	728,111.47
Principal Paid	27,449,191.04

Total Paid to A-1 Holders	28,177,302.51

Class A-2
Coupon	4.13000%
Interest Paid	1,239,000.00
Principal Paid	0.00

Total Paid to A-2 Holders	1,239,000.00

Class A-3a
Coupon	5.13000%
Interest Paid	859,275.00
Principal Paid	0.00

Total Paid to A-3a Holders	859,275.00

Class A-3b
One-Month Libor	2.55594%
Coupon	3.90594%
Interest Paid	331,462.20
Principal Paid	0.00

Total Paid to A-3b Holders	331,462.20

Class A-4
Coupon	5.58000%
Interest Paid	871,875.00
Principal Paid	0.00

Total Paid to A-4 Holders	871,875.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.9882016
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.9780368

Total Distribution Amount	38.9662384

A-1 Interest Distribution Amount	3.9145778
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	147.5762959

Total A-1 Distribution Amount	151.4908737

A-2 Interest Distribution Amount	5.1625000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	5.1625000

A-3a Interest Distribution Amount	6.4125000
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3a Distribution Amount	6.4125000

A-3b Interest Distribution Amount	5.0994185
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3b Distribution Amount	5.0994185

A-4 Interest Distribution Amount	6.9750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	6.9750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	263.32
Noteholders’ Principal Distributable Amount	736.68

Account Balances	$ Amount

Advances
Balance as of 07/30/08	0.00
Balance as of 08/31/08	94,783.35
Change	94,783.35

Reserve Fund
Balance as of 07/30/08	2,066,115.70
Investment Earnings	4,916.89
Prior Month’s Investment Earnings Paid	0.00
Withdrawal	0.00
Balance as of 08/31/08	2,071,032.59
Change	4,916.89

Reserve Fund Requirement	2,066,115.70